Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information Line Items
Document Type	6-K
Entity Registrant Name	GLOBAL SHIP LEASE, INC.
Entity Central Index Key	0001430725
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31